COMMITMENTS AND CONTINGENCIES (Details Narrative)	Sep. 30, 2021 ft²
Ft Lauderdale [Member]
Rental space in sq. ft.	990
Pompano Beach [Member]
Rental space in sq. ft.	2,300
Bari [Member]
Rental space in sq. ft.	2,200